OPERATING EXPENSES (Tables)	12 Months Ended
Dec. 31, 2024
Material income and expense [abstract]
Summary of Operating Expenses
Sales and marketing expenses

	Year ended December 31,
	2024	2023	2022
People costs	25,838	22,334	17,587
Employees' bonuses related to acquisition	—	368	628
External marketing expenses	6,564	6,083	4,126
External content	3,195	3,666	3,166
Amortization of intangible assets	3,301	521	5,949
Share-based payment expense	931	359	417
Software and subscriptions	785	855	677
Other	1,283	1,145	1,190
Total sales and marketing expenses	41,897	35,331	33,740
Technology expenses

	Year ended December 31,
	2024	2023	2022
People costs	9,543	7,541	5,077
Software and subscriptions	1,569	1,131	671
Amortization of intangible assets	1,278	885	419
Share-based payment expense	183	42	20
Other	1,376	688	577
Total technology expenses	13,949	10,287	6,764
General and administrative expenses

	Year ended December 31,
	2024	2023	2022
People costs	13,108	10,802	7,981
Share-based payment and related expenses	3,839	3,386	2,777
Legal and consultancy fees	3,393	3,901	4,177
Secondary offering related costs (Note 10)	—	733	—
Acquisition related costs	2,151	821	539
Employees’ bonuses related to offering (Note 10)	—	201	—
Insurance	417	581	655
Short-term leases	317	567	441
Amortization of right-of-use assets	847	436	401
Depreciation of property and equipment	376	246	190
Software and subscriptions	1,240	959	601
Other	1,957	1,658	1,757
Total general and administrative expenses	27,645	24,291	19,519